CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising
Third parties	$ 1,131,500	$ 732,724	$ 505,934
Related parties	180,366	138,463	237,295
Total advertising revenue	1,311,866	871,187	743,229
Non-advertising (including amortization of deferred revenues related to the license to Leju of $10,435, $10,435 and $10,435 for 2015, 2016 and 2017, respectively)	272,018	159,749	137,440
Total net revenues	1,583,884	1,030,936	880,669
Costs of revenues:
Advertising	325,494	288,044	280,455
Non-advertising	88,643	66,652	54,925
Total costs of revenue	414,137	354,696	335,380
Gross profit	1,169,747	676,240	545,289
Operating expenses:
Sales and marketing	408,856	247,068	230,428
Product development	267,392	216,228	209,771
General and administrative	104,923	99,474	92,868
Goodwill and acquired intangibles impairment (Note 6)		40,194
Total operating expenses	781,171	602,964	533,067
Income from operations	388,576	73,276	12,222
Interest and other income, net	42,696	26,213	22,392
Change in fair value of option liability (Note 4)		(28,456)
Income (loss) from equity method investments, net	(16,070)	(11,766)	218
Realized gain on investments	132,007	289,693	19,790
Investment related impairment	(122,970)	(44,433)	(8,479)
Income before income tax expense	424,239	304,527	46,143
Income tax expense (Note 11)	(74,676)	(27,219)	(10,420)
Net income	349,563	277,308	35,723
Less: Net income attributable to the non-controlling interests	192,994	52,221	10,045
Net income attributable to SINA's ordinary shareholders	156,569	225,087	25,678
Available-for-sale investments:
Change in unrealized gain (net of tax of nil, nil, and nil for 2015, 2016 and 2017 respectively)	55,575	11,845	43,878
Less: reclassification adjustment for net gain included in net income (net of tax of nil, nil, and nil for 2015, 2016 and 2017, respectively)	91,182	92,640	18,986
Net change in unrealized gain (loss), net of tax	(35,607)	(80,795)	24,892
Currency translation adjustments	87,258	(72,399)	(37,009)
Total other comprehensive income (loss)	51,651	(153,194)	(12,117)
Total comprehensive income	401,214	124,114	23,606
Less: Comprehensive income attributable to non-controlling interests	214,354	43,536	9,531
Comprehensive income attributable to SINA's ordinary shareholders	$ 186,860	$ 80,578	$ 14,075
Basic net income per share (in dollars per share)	$ 2.20	$ 3.20	$ 0.43
Shares used in computing basic net income per share (in shares)	71,284	70,301	60,237
Diluted net income per share (in dollars per share)	$ 2.09	$ 3.01	$ 0.40
Shares used in computing diluted net income per share (in shares)	73,931	77,511	60,648